Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (7,370,465)	$ (2,877,357)
Net loss from discontinued operations	(1,886,839)	(2,512,855)
Net loss from continuing operations	(5,483,626)	(364,502)
Adjustments to reconcile net loss to net cash used in operating activities:
Imputed interest		13,420
Stock compensation expenses	1,226,420	141,731
Warrants issued for financing expenses		183,686
Inventory obsolescence impairment	25,000
Depreciation expenses	6,502
Net changes in operating assets & liabilities:
Accounts receivable	(25,353)
Inventory	(678,867)
Prepaid expenses	(178,425)
Other current assets	(7,500)
Accounts payable - related party	28,348	(1,645)
Accrued payroll	(396,820)	746,050
Accounts payable and accrued liabilities	(1,806,829)	(2,394,311)
Net cash used in continuing operating activities	(7,244,305)	(1,675,571)
Net cash provided by discontinued operating activities	265,517	(7,702)
Net cash used in operating activities	(6,978,788)	(1,683,273)
Cash flows from investing activities:
Purchases of property, plant, and equipment	(325,964)
Net cash used in investing activities	(325,964)
Cash flows from financing activities:
Shares issued for cash, net	7,560,354	1,712,564
Cash received from exercise of warrants	700,000
Repayments to loans payable - related party		(25,931)
Repayments to loans payable		(48,822)
Proceeds from loans payable - related party	4,197	45,556
Proceeds from loans payable		25,000
Net cash provided by continuing financing activities	8,264,551	1,708,348
Net cash used in discontinued financing activities	(138,840)	955
Net cash provided by financing activities	8,125,711	1,709,303
Net increase in cash and cash equivalents	820,959	26,030
Cash and cash equivalents at beginning of period, including discontinued operations	113,952	87,922
Cash and cash equivalents at end of period, including discontinued operations	934,911	113,952
Less cash from discontinued operations	(98,466)	(81,677)
Cash and cash equivalents at end of period	836,446	32,275
Supplemental disclosure of cash flow information
Interest	456	6,514
Non-cash financing activities
Stock issued for financing expenses	$ 30,000